LIBERTY ONE SPECTRUM ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5%
	AEROSPACE & DEFENSE - 3.6%
1,640	Northrop Grumman Corporation	$ 950,347
6,150	RTX Corporation	1,082,831
		2,033,178
	ASSET MANAGEMENT - 1.6%
820	Blackrock, Inc.	873,792

	BANKING - 1.7%
3,075	JPMorgan Chase & Company	963,182

	BEVERAGES - 2.1%
14,758	Coca-Cola Company (The)	1,162,340

	BIOTECH & PHARMA - 4.7%
1,433	Eli Lilly & Company	1,339,282
5,535	Johnson & Johnson	1,272,220
		2,611,502
	DIVERSIFIED INDUSTRIALS - 1.9%
4,922	Honeywell International, Inc.	1,054,932

	E-COMMERCE DISCRETIONARY - 3.2%
6,763	Amazon.com, Inc.(a)	1,792,601

	ELECTRIC UTILITIES - 7.8%
14,762	Alliant Energy Corporation	1,083,974
7,995	Duke Energy Corporation	1,035,752
12,919	NextEra Energy, Inc.	1,264,512
10,453	Southern Company (The)	1,010,805
		4,395,043
	FOOD - 3.8%
5,328	Hershey Company (The)	989,623
18,038	Tyson Foods, Inc., Class A	1,155,695
		2,145,318
	HEALTH CARE FACILITIES & SERVICES - 6.1%
6,357	Cardinal Health, Inc.	1,226,138

LIBERTY ONE SPECTRUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 6.1% (Continued)
1,435	McKesson Corporation	$ 1,169,812
2,870	UnitedHealth Group, Inc.	1,063,278
		3,459,228
	HEALTH CARE REIT - 1.8%
54,926	Healthcare Realty Trust, Inc.	1,027,116

	HOUSEHOLD PRODUCTS - 5.1%
12,298	Colgate-Palmolive Company	1,049,757
6,355	Procter & Gamble Company (The)	934,757
15,148	Unilever plc - ADR	893,429
		2,877,943
	INDUSTRIAL REIT - 4.2%
18,856	First Industrial Realty Trust, Inc.	1,169,261
8,608	Prologis, Inc.	1,222,508
		2,391,769
	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
1,230	Goldman Sachs Group, Inc. (The)	1,136,237

	INSURANCE - 3.7%
8,815	Aflac, Inc.	1,002,001
3,485	Travelers Companies, Inc. (The)	1,063,413
		2,065,414
	INTERNET MEDIA & SERVICES - 4.0%
3,895	Alphabet, Inc., Class C	1,487,656
1,230	Meta Platforms, Inc., Class A	752,649
		2,240,305
	LEISURE FACILITIES & SERVICES - 4.5%
3,820	Darden Restaurants, Inc.	766,139
2,255	Domino's Pizza, Inc.	765,392
3,280	McDonald's Corporation	962,975
		2,494,506
	MACHINERY - 5.4%
2,050	Caterpillar, Inc.	1,824,725

LIBERTY ONE SPECTRUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	MACHINERY - 5.4% (Continued)
2,050	Deere & Company	$ 1,209,234
		3,033,959
	OIL & GAS PRODUCERS - 2.1%
6,150	Chevron Corporation	1,188,857

	RETAIL - CONSUMER STAPLES - 6.0%
1,025	Costco Wholesale Corporation	1,039,893
14,760	Kroger Company (The)	1,004,713
9,428	Walmart, Inc.	1,243,836
		3,288,442
	RETAIL - DISCRETIONARY - 3.4%
2,458	Home Depot, Inc. (The)	808,190
6,970	TJX Companies, Inc. (The)	1,092,548
		1,900,738
	RETAIL REIT - 1.9%
16,195	Realty Income Corporation	1,040,367

	SELF-STORAGE REIT - 1.8%
6,970	Extra Space Storage, Inc.	999,010

	SEMICONDUCTORS - 6.1%
4,508	Broadcom, Inc.	1,881,774
5,343	Texas Instruments, Inc.	1,501,810
		3,383,584
	SOFTWARE - 3.1%
1,435	Intuit, Inc.	557,498
2,870	Microsoft Corporation	1,170,329
		1,727,827
	TECHNOLOGY HARDWARE - 2.9%
5,943	Apple, Inc.	1,612,633

	TELECOMMUNICATIONS - 5.0%
34,631	AT&T, Inc.	904,908
4,100	T-Mobile US, Inc.	801,550

LIBERTY ONE SPECTRUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	TELECOMMUNICATIONS - 5.0% (Continued)
22,548	Verizon Communications, Inc.	$ 1,082,980
		2,789,438

	TOTAL COMMON STOCKS (Cost $52,574,547)	55,689,261

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
357,614	First American Treasury Obligations Fund, Class X, 3.58% (Cost $357,614)(b)	357,614

	TOTAL INVESTMENTS - 100.1% (Cost $52,932,161)	$ 56,046,875
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(40,009)
	NET ASSETS - 100.0%	$ 56,006,866

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2026.